Liabilities For Pension Benefits - Net Periodic Defined Pension Cost (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Net service cost		BRL 586	BRL 797	BRL 1,837
Interest cost		57,066	54,689	49,310
Expected return on plan assets		(162,701)	(150,078)	(145,230)
Amortization of net actuarial losses (gains)			(5,831)	(19,443)
Amortization of prior year service costs (gains)		(5,636)	(5,636)	(5,636)
Net periodic pension cost (benefit)		(110,684)	(106,059)	(119,162)
TCSPREV plan | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Net service cost	BRL 551
Interest cost	62,214
Expected return on plan assets	(193,747)
Amortization of prior year service costs (gains)	(5,636)
Net periodic pension cost (benefit)	(136,618)
BrTREV Plans
Defined Benefit Plan Disclosure [Line Items]
Net service cost		142	230	782
Interest cost		228,738	219,630	194,520
Expected return on plan assets		(180,363)	(151,143)	(130,340)
Amortization of net actuarial losses (gains)			6,940	23,698
Amortization of prior year service costs (gains)		1,552	1,552	1,552
Net periodic pension cost (benefit)		50,069	77,209	90,212
BrTREV Plans | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Net service cost	154
Interest cost	249,319
Expected return on plan assets	(191,438)
Amortization of prior year service costs (gains)	1,552
Net periodic pension cost (benefit)	59,587
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Net service cost		2,785	3,592	12,206
Interest cost		328,289	310,467	282,508
Expected return on plan assets		(356,313)	(367,435)	(305,649)
Amortization of net actuarial losses (gains)		47,438	9,131	30,174
Amortization of initial transition obligation		(4,203)	(4,202)	(4,203)
Net periodic pension cost (benefit)		17,996	(48,447)	15,036
TelemarPrev Plan | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Net service cost	2,042
Interest cost	350,701
Expected return on plan assets	(381,993)
Amortization of net actuarial losses (gains)	4,380
Net periodic pension cost (benefit)	(24,870)
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Net service cost		80	121	235
Interest cost		28,089	26,755	23,839
Expected return on plan assets		(29,293)	(30,117)	(27,942)
Net periodic pension cost (benefit)		(1,124)	(3,241)	(3,868)
PBS-Telemar Plan | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Net service cost	78
Interest cost	30,475
Expected return on plan assets	(32,876)
Net periodic pension cost (benefit)	(2,323)
PAMEC Plan
Defined Benefit Plan Disclosure [Line Items]
Interest cost		345	396	427
Net periodic pension cost (benefit)		BRL 345	BRL 396	BRL 427
PAMEC Plan | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Interest cost	330
Net periodic pension cost (benefit)	BRL 330